Annual Total Returns- Janus Henderson Global Select Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Select Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.72%)	4.23%	27.00%	6.95%	(4.56%)	3.37%	31.08%	(9.80%)	27.41%	16.08%